STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,218,925	1,811,845
Granted and reinvested dividends (in shares)	1,013,900	1,217,487
Exercised (in shares)	(582,314)	(597,015)
Forfeited (in shares)	(177,737)	(213,392)
Outstanding, end of year (in shares)	2,472,774	2,218,925
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,004,440	2,327,647
Granted and reinvested dividends (in shares)	110,003	131,051
Exercised (in shares)	(348,285)	(334,930)
Forfeited (in shares)	(24,274)	(119,328)
Outstanding, end of year (in shares)	1,741,884	2,004,440